RELATED PARTIES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Total Due to Related Parties	$ 575,000	$ 175,000
Less Current Portion	575,000	100,000
Less: Debt Discount	0	(4,886)
Total Long-Term	0	70,114
November 19 2012 [Member]
Related Party Transaction [Line Items]
Total Due to Related Parties	100,000	100,000
December 20, 2013 [Member]
Related Party Transaction [Line Items]
Total Due to Related Parties	0	75,000
March 4, 2014 [Member]
Related Party Transaction [Line Items]
Total Due to Related Parties	0	0
May 27, 2014 [Member]
Related Party Transaction [Line Items]
Total Due to Related Parties	0	0
August 28, 2014 [Member]
Related Party Transaction [Line Items]
Total Due to Related Parties	200,000	0
September 8, 2014 [Member]
Related Party Transaction [Line Items]
Total Due to Related Parties	100,000	0
September 10, 2014 [Member]
Related Party Transaction [Line Items]
Total Due to Related Parties	30,000	0
October 14, 2014 [Member]
Related Party Transaction [Line Items]
Total Due to Related Parties	35,000	0
December 9, 2014 [Member]
Related Party Transaction [Line Items]
Total Due to Related Parties	100,000	0
December 30, 2014 [Member]
Related Party Transaction [Line Items]
Total Due to Related Parties	$ 10,000	$ 0